UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21128

Smith Barney Multiple Discipline Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MULTIPLE DISCIPLINE TRUST

Multiple Discipline Portfolio – All Cap Growth and Value

Multiple Discipline Portfolio – Large Cap Growth and Value

Multiple Discipline Portfolio – Global All Cap Growth and Value

Multiple Discipline Portfolio – Balanced All Cap Growth and Value

FORM N-Q

SEPTEMBER 30, 2005

ALL CAP GROWTH AND VALUE

Schedule of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.8%
CONSUMER DISCRETIONARY - 16.4%
Hotels, Restaurants & Leisure - 1.1%
66,945	Expedia Inc. *	$1,326,181
55,935	McDonald’s Corp.	1,873,263

	Total Hotels, Restaurants & Leisure	3,199,444

Internet & Catalog Retail - 1.2%
41,500	Amazon.com Inc. *	1,879,950
66,945	IAC/InterActiveCorp. *	1,697,056

	Total Internet & Catalog Retail	3,577,006

Leisure Equipment & Products - 1.1%
100,240	Hasbro Inc.	1,969,716
64,940	Mattel Inc.	1,083,199

	Total Leisure Equipment & Products	3,052,915

Media - 10.3%
72,840	Cablevision Systems Corp., New York Group, Class A Shares *	2,234,003
21,500	Clear Channel Communications Inc.	707,135
218,545	Comcast Corp., Special Class A Shares *	6,289,725
32,376	Discovery Holding Co., Class A Shares *	467,511
138,210	Interpublic Group of Cos. Inc. *	1,608,764
6,938	Liberty Global Inc., Class A Shares *	187,881
6,938	Liberty Global Inc., Series C Shares *	178,653
403,779	Liberty Media Corp., Class A Shares *	3,250,421
123,090	News Corp., Class B Shares	2,030,985
112,500	Pearson PLC, Sponsored ADR	1,319,625
306,535	Time Warner Inc. *	5,551,349
216,730	Walt Disney Co.	5,229,695

	Total Media	29,055,747

Specialty Retail - 2.7%
41,000	Bed Bath & Beyond Inc. *	1,647,380
107,160	Charming Shoppes Inc. *	1,143,397
124,734	Home Depot Inc.	4,757,355

	Total Specialty Retail	7,548,132

	TOTAL CONSUMER DISCRETIONARY	46,433,244

CONSUMER STAPLES - 7.4%
Beverages - 2.4%
80,963	Coca-Cola Co.	3,496,792
11,000	Molson Coors Brewing Co., Class B Shares	704,110
46,513	PepsiCo Inc.	2,637,752

	Total Beverages	6,838,654

Food & Staples Retailing - 0.9%
65,700	Safeway Inc.	1,681,920
20,000	Wal-Mart Stores Inc.	876,400

	Total Food & Staples Retailing	2,558,320

Food Products - 2.5%
46,500	Kraft Foods Inc., Class A Shares	1,422,435
72,200	Unilever PLC, Sponsored ADR	3,048,284
35,040	Wm. Wrigley Jr. Co.	2,518,675

	Total Food Products	6,989,394

Personal Products - 1.6%
75,735	Gillette Co.	4,407,777

	TOTAL CONSUMER STAPLES	20,794,145

ENERGY - 8.0%
Energy Equipment & Services - 2.7%
26,500	Baker Hughes Inc.	1,581,520

See Notes to Schedule of Investments.

ALL CAP GROWTH AND VALUE

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Energy Equipment & Services - 2.7% (continued)
32,640	GlobalSantaFe Corp.	$1,489,037
33,046	Grant Prideco Inc. *	1,343,320
48,200	Weatherford International Ltd. *	3,309,412

	Total Energy Equipment & Services	7,723,289

Oil, Gas & Consumable Fuels - 5.3%
35,410	Anadarko Petroleum Corp.	3,390,508
31,820	BP PLC, Sponsored ADR	2,254,447
34,000	Chevron Corp.	2,200,820
59,280	Exxon Mobil Corp.	3,766,651
31,120	Murphy Oil Corp.	1,551,954
74,300	Williams Cos. Inc.	1,861,215

	Total Oil, Gas & Consumable Fuels	15,025,595

	TOTAL ENERGY	22,748,884

FINANCIALS - 13.0%
Capital Markets - 4.4%
10,000	Goldman Sachs Group Inc.	1,215,800
36,002	Lehman Brothers Holdings Inc.	4,193,513
85,804	Merrill Lynch & Co. Inc.	5,264,075
34,530	State Street Corp.	1,689,208

	Total Capital Markets	12,362,596

Consumer Finance - 1.7%
51,645	American Express Co.	2,966,489
79,020	MBNA Corp.	1,947,053

	Total Consumer Finance	4,913,542

Diversified Financial Services - 1.0%
81,332	JPMorgan Chase & Co.	2,759,595

Insurance - 4.1%
23,315	Ambac Financial Group Inc.	1,680,079
80,985	American International Group Inc.	5,017,830
681	Berkshire Hathaway Inc., Class B Shares *	1,859,811
32,785	Chubb Corp.	2,935,897

	Total Insurance	11,493,617

Thrifts & Mortgage Finance - 1.8%
42,645	MGIC Investment Corp.	2,737,809
60,000	PMI Group Inc.	2,392,200

	Total Thrifts & Mortgage Finance	5,130,009

	TOTAL FINANCIALS	36,659,359

HEALTH CARE - 18.2%
Biotechnology - 8.1%
2,746	Alkermes Inc. *	46,133
61,945	Amgen Inc. *	4,935,158
138,655	Biogen Idec Inc. *	5,474,099
94,590	Chiron Corp. *	4,126,016
28,752	Genentech Inc. *	2,421,206
31,550	Genzyme Corp. *	2,260,242
65,000	ImClone Systems Inc. *	2,044,250
183,120	Millennium Pharmaceuticals Inc. *	1,708,510

	Total Biotechnology	23,015,614

Health Care Providers & Services - 1.6%
78,260	UnitedHealth Group Inc.	4,398,212

Pharmaceuticals - 8.5%
56,590	Abbott Laboratories	2,399,416
69,580	Forest Laboratories Inc. *	2,711,533
47,630	GlaxoSmithKline PLC, Sponsored ADR	2,442,466
96,724	Johnson & Johnson	6,120,695

See Notes to Schedule of Investments.

ALL CAP GROWTH AND VALUE

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Pharmaceuticals - 8.5% (continued)
22,500	Novartis AG, Sponsored ADR	$1,147,500
247,016	Pfizer Inc.	6,167,989
65,110	Wyeth	3,012,640

	Total Pharmaceuticals	24,002,239

	TOTAL HEALTH CARE	51,416,065

INDUSTRIALS - 8.1%
Aerospace & Defense - 2.5%
65,460	Honeywell International Inc.	2,454,750
28,186	L-3 Communications Holdings Inc.	2,228,667
64,590	Raytheon Co.	2,455,712

	Total Aerospace & Defense	7,139,129

Airlines - 0.5%
101,830	Southwest Airlines Co.	1,512,176

Electrical Equipment - 1.1%
42,285	Emerson Electric Co.	3,036,063

Industrial Conglomerates - 2.6%
99,200	General Electric Co.	3,340,064
141,121	Tyco International Ltd.	3,930,220

	Total Industrial Conglomerates	7,270,284

Machinery - 1.4%
37,882	Caterpillar Inc.	2,225,567
64,200	Pall Corp.	1,765,500

	Total Machinery	3,991,067

	TOTAL INDUSTRIALS	22,948,719

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 2.9%
243,675	Cisco Systems Inc. *	4,369,092
155,500	Lucent Technologies Inc. *	505,375
82,220	Motorola Inc.	1,816,240
92,210	Nokia Oyj, Sponsored ADR	1,559,271

	Total Communications Equipment	8,249,978

Computers & Peripherals - 2.4%
76,280	Dell Inc. *	2,608,776
19,435	International Business Machines Corp.	1,559,076
195,843	Maxtor Corp. *	861,709
34,800	SanDisk Corp. *	1,679,100

	Total Computers & Peripherals	6,708,661

Electronic Equipment & Instruments - 0.9%
50,790	Agilent Technologies Inc. *	1,663,373
211,320	Solectron Corp. *	826,261

	Total Electronic Equipment & Instruments	2,489,634

Internet Software & Services - 0.6%
50,000	Yahoo! Inc. *	1,692,000

Semiconductors & Semiconductor Equipment - 6.5%
80,000	Applied Materials Inc.	1,356,800
829	Cabot Microelectronics Corp. *	24,356
45,136	Cree Inc. *	1,129,303
150,490	Intel Corp.	3,709,578
191,162	Micron Technology Inc. *	2,542,454
236,035	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,940,208
226,210	Texas Instruments Inc.	7,668,519

	Total Semiconductors & Semiconductor Equipment	18,371,218

See Notes to Schedule of Investments.

ALL CAP GROWTH AND VALUE

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Software - 3.8%
45,400	Advent Software Inc. *	$1,223,076
29,820	Autodesk Inc.	1,384,841
27,000	Electronic Arts Inc. *	1,536,030
70,000	Micromuse Inc. *	551,600
240,230	Microsoft Corp.	6,181,118

	Total Software	10,876,665

	TOTAL INFORMATION TECHNOLOGY	48,388,156

MATERIALS - 3.6%
Chemicals - 1.8%
32,100	Dow Chemical Co.	1,337,607
52,500	E.I. du Pont de Nemours & Co.	2,056,425
59,180	Engelhard Corp.	1,651,714

	Total Chemicals	5,045,746

Containers & Packaging - 0.1%
29,760	Smurfit-Stone Container Corp. *	308,313

Metals & Mining - 0.8%
90,495	Alcoa Inc.	2,209,888

Paper & Forest Products - 0.9%
36,975	Weyerhaeuser Co.	2,542,031

	TOTAL MATERIALS	10,105,978

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
86,780	SBC Communications Inc.	2,080,116
61,940	Verizon Communications Inc.	2,024,819

	Total Diversified Telecommunication Services	4,104,935

Wireless Telecommunication Services - 0.6%
61,360	Vodafone Group PLC, Sponsored ADR	1,593,519

	TOTAL TELECOMMUNICATION SERVICES	5,698,454

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $236,801,209)	265,193,004

FACE AMOUNT
SHORT-TERM INVESTMENT - 5.2%
Repurchase Agreement - 5.2%
$14,654,000	State Street Bank & Trust Co. dated 9/30/05, 3.000% due 10/3/05; Proceeds at maturity - $14,657,664; (Fully collateralized by U.S. Treasury Note, 3.125% due 10/15/08; Market value - $14,956,481) (Cost - $14,654,000)	14,654,000

	TOTAL INVESTMENTS - 99.0% (Cost - $251,455,209#)	279,847,004
	Other Assets in Excess of Liabilities - 1.0%	2,914,621

	TOTAL NET ASSETS - 100.0%	$282,761,625

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR    — American Depositary Receipt

See Notes to Schedule of Investments.

LARGE CAP GROWTH AND VALUE

Schedule of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 94.3%
CONSUMER DISCRETIONARY - 17.3%
Hotels, Restaurants & Leisure - 1.7%
13,750	Expedia Inc. *	$272,387
10,220	McDonald’s Corp.	342,268

	Total Hotels, Restaurants & Leisure	614,655

Household Durables - 0.8%
11,490	Newell Rubbermaid Inc.	260,249

Internet & Catalog Retail - 2.1%
9,000	Amazon.com Inc. *	407,700
13,750	IAC/InterActiveCorp. *	348,563

	Total Internet & Catalog Retail	756,263

Media - 8.8%
11,720	Comcast Corp., Class A Shares *	344,334
6,250	EchoStar Communications Corp., Class A Shares	184,813
42,290	Liberty Media Corp., Class A Shares *	340,434
29,900	News Corp., Class B Shares	493,350
59,050	Time Warner Inc.	1,069,395
28,340	Walt Disney Co.	683,844

	Total Media	3,116,170

Multiline Retail - 1.0%
4,050	J.C. Penney Co. Inc.	192,051
3,215	Target Corp.	166,955

	Total Multiline Retail	359,006

Specialty Retail - 2.9%
9,000	Bed Bath & Beyond Inc. *	361,620
17,775	Home Depot Inc.	677,938

	Total Specialty Retail	1,039,558

	TOTAL CONSUMER DISCRETIONARY	6,145,901

CONSUMER STAPLES - 10.4%
Beverages - 3.7%
17,320	Coca-Cola Co.	748,051
9,910	PepsiCo Inc.	561,996

	Total Beverages	1,310,047

Food & Staples Retailing - 0.8%
13,490	Kroger Co. *	277,759

Food Products - 2.2%
14,050	Sara Lee Corp.	266,248
7,290	Wm. Wrigley Jr. Co.	524,005

	Total Food Products	790,253

Household Products - 0.6%
3,615	Kimberly-Clark Corp.	215,201

Personal Products - 1.5%
9,125	Gillette Co.	531,075

Tobacco - 1.6%
7,900	Altria Group Inc.	582,309

	TOTAL CONSUMER STAPLES	3,706,644

ENERGY - 6.1%
Energy Equipment & Services - 1.1%
1,600	Halliburton Co.	109,632
1,350	Nabors Industries Ltd. *	96,970
3,000	Noble Corp.	205,380

	Total Energy Equipment & Services	411,982

See Notes to Schedule of Investments.

LARGE CAP GROWTH AND VALUE

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 5.0%
4,000	Burlington Resources Inc.	$325,280
7,285	Exxon Mobil Corp.	462,889
4,140	Royal Dutch Shell PLC, ADR, Class A Shares	271,750
3,650	Suncor Energy Inc.	220,934
3,595	Total SA, Sponsored ADR	488,273

	Total Oil, Gas & Consumable Fuels	1,769,126

	TOTAL ENERGY	2,181,108

FINANCIALS - 18.3%
Capital Markets - 4.7%
3,090	Goldman Sachs Group Inc.	375,682
20,885	Merrill Lynch & Co. Inc.	1,281,295

	Total Capital Markets	1,656,977

Commercial Banks - 4.4%
12,602	Bank of America Corp.	530,544
4,400	Comerica Inc.	259,160
7,000	Wachovia Corp.	333,130
7,500	Wells Fargo & Co.	439,275

	Total Commercial Banks	1,562,109

Consumer Finance - 2.3%
5,755	American Express Co.	330,567
6,230	Capital One Financial Corp.	495,410

	Total Consumer Finance	825,977

Diversified Financial Services - 1.0%
10,215	JPMorgan Chase & Co.	346,595

Insurance - 5.2%
18,660	American International Group Inc.	1,156,174
118	Berkshire Hathaway Inc., Class B Shares *	322,258
3,000	Chubb Corp.	268,650
2,560	St. Paul Travelers Cos. Inc.	114,867

	Total Insurance	1,861,949

Thrifts & Mortgage Finance - 0.7%
4,150	Golden West Financial Corp.	246,468
80	Washington Mutual Inc.	3,138

	Total Thrifts & Mortgage Finance	249,606

	TOTAL FINANCIALS	6,503,213

HEALTH CARE - 14.2%
Biotechnology - 5.3%
10,690	Amgen Inc. *	851,672
13,120	Biogen Idec Inc. *	517,978
6,100	Genentech Inc. *	513,681

	Total Biotechnology	1,883,331

Health Care Providers & Services - 2.2%
6,950	UnitedHealth Group Inc.	390,590
5,150	WellPoint Inc. *	390,473

	Total Health Care Providers & Services	781,063

Pharmaceuticals - 6.7%
15,000	Johnson & Johnson	949,200
3,650	Novartis AG, Sponsored ADR	186,150
35,398	Pfizer Inc.	883,888
8,650	Sanofi-Aventis, ADR	359,407

	Total Pharmaceuticals	2,378,645

	TOTAL HEALTH CARE	5,043,039

See Notes to Schedule of Investments.

LARGE CAP GROWTH AND VALUE

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
INDUSTRIALS - 5.3%
Aerospace & Defense - 1.5%
4,090	Boeing Co.	$277,915
6,550	Raytheon Co.	249,031

	Total Aerospace & Defense	526,946

Commercial Services & Supplies - 0.7%
4,950	Avery Dennison Corp.	259,331

Industrial Conglomerates - 3.1%
21,110	General Electric Co.	710,774
5,300	Textron Inc.	380,116

	Total Industrial Conglomerates	1,090,890

	TOTAL INDUSTRIALS	1,877,167

INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 3.5%
40,205	Cisco Systems Inc. *	720,876
8,925	Comverse Technology Inc. *	234,460
16,555	Nokia Oyj, Sponsored ADR	279,945

	Total Communications Equipment	1,235,281

Computers & Peripherals - 3.9%
17,480	Dell Inc. *	597,816
4,870	International Business Machines Corp.	390,671
6,600	Lexmark International Inc., Class A Shares *	402,930

	Total Computers & Peripherals	1,391,417

Internet Software & Services - 1.1%
11,700	Yahoo! Inc. *	395,928

Semiconductors & Semiconductor Equipment - 4.7%
29,895	Intel Corp.	736,912
26,920	Texas Instruments Inc.	912,588

	Total Semiconductors & Semiconductor Equipment	1,649,500

Software - 4.4%
6,500	Electronic Arts Inc. *	369,785
46,310	Microsoft Corp.	1,191,556

	Total Software	1,561,341

	TOTAL INFORMATION TECHNOLOGY	6,233,467

MATERIALS - 0.8%
Chemicals - 0.8%
4,850	Air Products & Chemicals Inc.	267,429

TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
5,700	ALLTEL Corp.	371,127
7,041	AT&T Corp.	139,412
14,615	SBC Communications Inc.	350,321
14,815	Sprint Nextel Corp.	352,301

	TOTAL TELECOMMUNICATION SERVICES	1,213,161

UTILITIES - 0.9%
Multi-Utilities - 0.9%
6,400	Sempra Energy	301,184

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $31,163,908)	33,472,313

See Notes to Schedule of Investments.

LARGE CAP GROWTH AND VALUE

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 5.7%
Repurchase Agreement - 5.7%
$2,038,000	State Street Bank & Trust Co. dated 9/30/05, 3.000% due 10/3/05; Proceeds at maturity - $2,038,510; (Fully collateralized by U.S. Treasury Note, 3.125% due 10/15/08; Market value - $2,080,988) (Cost - $2,038,000)	$2,038,000

	TOTAL INVESTMENTS - 100.0% (Cost - $33,201,908#)	35,510,313
	Liabilities in Excess of Other Assets - 0.0%	(1,576)

	TOTAL NET ASSETS - 100.0%	$35,508,737

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR    — American Depositary Receipt

See Notes to Schedule of Investments.

GLOBAL ALL CAP GROWTH AND VALUE

Schedule of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 92.7%
CONSUMER DISCRETIONARY - 16.0%
Automobiles - 0.4%
11,450	Honda Motor Co., Ltd., Sponsored ADR	$325,180

Hotels, Restaurants & Leisure - 1.0%
17,165	Expedia Inc. *	340,038
11,316	McDonald’s Corp.	378,973

	Total Hotels, Restaurants & Leisure	719,011

Household Durables - 0.8%
10,620	Koninklijke Philips Electronics NV, New York Registered Shares	283,342
14,670	Newell Rubbermaid Inc.	332,275

	Total Household Durables	615,617

Internet & Catalog Retail - 1.2%
11,000	Amazon.com Inc. *	498,300
17,165	IAC/InterActiveCorp. *	435,133

	Total Internet & Catalog Retail	933,433

Media - 9.9%
19,470	Cablevision Systems Corp., New York Group, Class A Shares *	597,145
14,432	Comcast Corp., Class A Shares *	424,012
35,725	Comcast Corp., Special Class A Shares *	1,028,165
8,599	Discovery Holding Co., Class A Shares *	124,170
7,950	EchoStar Communications Corp., Class A Shares	235,081
4,560	Grupo Televisa S.A., Sponsored ADR	326,998
1,074	Liberty Global Inc., Class A Shares *	29,084
1,074	Liberty Global Inc., Series C Shares *	27,656
160,385	Liberty Media Corp., Class A Shares *	1,291,099
64,680	News Corp., Class B Shares	1,067,220
75,235	Time Warner Inc.	1,362,506
34,115	Walt Disney Co.	823,195
5,790	WPP Group PLC, Sponsored ADR	295,985

	Total Media	7,632,316

Multiline Retail - 0.6%
5,000	J.C. Penney Co. Inc.	237,100
4,230	Target Corp.	219,664

	Total Multiline Retail	456,764

Specialty Retail - 2.1%
11,310	Bed Bath & Beyond Inc. *	454,436
26,460	Charming Shoppes Inc. *	282,328
22,165	Home Depot Inc.	845,373

	Total Specialty Retail	1,582,137

	TOTAL CONSUMER DISCRETIONARY	12,264,458

CONSUMER STAPLES - 8.3%
Beverages - 2.5%
21,330	Coca-Cola Co.	921,243
5,250	Diageo PLC, Sponsored ADR	304,552
12,145	PepsiCo Inc.	688,743

	Total Beverages	1,914,538

Food & Staples Retailing - 1.2%
17,150	Kroger Co. *	353,119
16,750	Tesco PLC, Sponsored ADR	275,956
6,450	Wal-Mart de Mexico SA de CV, Series V Shares, Sponsored ADR	327,499

	Total Food & Staples Retailing	956,574

Food Products - 2.4%
15,370	Groupe Danone, Sponsored ADR	335,066
6,500	Nestle SA, Sponsored ADR	477,100

See Notes to Schedule of Investments.

GLOBAL ALL CAP GROWTH AND VALUE

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Food Products - 2.4% (continued)
17,750	Sara Lee Corp.	$336,363
9,590	Wm. Wrigley Jr. Co.	689,329

	Total Food Products	1,837,858

Household Products - 0.3%
4,725	Kimberly-Clark Corp.	281,279

Personal Products - 1.1%
14,075	Gillette Co.	819,165

Tobacco - 0.8%
8,300	Altria Group Inc.	611,793

	TOTAL CONSUMER STAPLES	6,421,207

ENERGY - 6.4%
Energy Equipment & Services - 2.0%
6,015	Grant Prideco Inc. *	244,510
2,000	Halliburton Co.	137,040
2,500	Nabors Industries Ltd. *	179,575
3,000	Noble Corp.	205,380
11,935	Weatherford International Ltd. *	819,457

	Total Energy Equipment & Services	1,585,962

Oil, Gas & Consumable Fuels - 4.4%
4,950	Anadarko Petroleum Corp.	473,962
6,370	BP PLC, Sponsored ADR	451,315
5,000	Burlington Resources Inc.	406,600
7,750	Exxon Mobil Corp.	492,435
4,950	Royal Dutch Shell PLC, ADR, Class A Shares	324,918
4,400	Suncor Energy Inc.	266,332
6,995	Total SA, Sponsored ADR	950,061

	Total Oil, Gas & Consumable Fuels	3,365,623

	TOTAL ENERGY	4,951,585

FINANCIALS - 15.8%
Capital Markets - 4.7%
3,080	Goldman Sachs Group Inc.	374,467
8,285	Lehman Brothers Holdings Inc.	965,037
25,440	Merrill Lynch & Co. Inc.	1,560,744
21,010	Nomura Holdings Inc., ADR	326,495
4,540	UBS AG, Registered Shares	388,170

	Total Capital Markets	3,614,913

Commercial Banks - 3.9%
16,062	Bank of America Corp.	676,210
4,330	Bank of Ireland, Sponsored ADR	274,955
5,600	Comerica Inc.	329,840
3,530	HSBC Holdings PLC, Sponsored ADR	286,742
16,500	National Bank of Greece SA, ADR	131,010
17,380	United Overseas Bank Ltd., Sponsored ADR	291,115
9,115	Wachovia Corp.	433,783
9,500	Wells Fargo & Co.	556,415

	Total Commercial Banks	2,980,070

Consumer Finance - 2.0%
6,940	American Express Co.	398,634
7,900	Capital One Financial Corp.	628,208
5,900	ORIX Corp., Sponsored ADR	534,481

	Total Consumer Finance	1,561,323

Diversified Financial Services - 1.7%
10,310	ING Groep NV, Sponsored ADR	307,135
13,185	JPMorgan Chase & Co.	447,367

See Notes to Schedule of Investments.

GLOBAL ALL CAP GROWTH AND VALUE

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Diversified Financial Services - 1.7% (continued)
39,610	Mitsubishi UFJ Financial Group Inc., Sponsored ADR	$516,118

	Total Diversified Financial Services	1,270,620

Insurance - 3.2%
23,200	American International Group Inc.	1,437,472
11,095	AXA, Sponsored ADR	305,445
92	Berkshire Hathaway Inc., Class B Shares *	251,252
3,950	Chubb Corp.	353,722
1,750	St. Paul Travelers Cos. Inc.	78,523

	Total Insurance	2,426,414

Thrifts & Mortgage Finance - 0.3%
4,500	Golden West Financial Corp.	267,255

	TOTAL FINANCIALS	12,120,595

HEALTH CARE - 16.7%
Biotechnology - 7.3%
730	Alkermes Inc. *	12,264
13,670	Amgen Inc. *	1,089,089
37,105	Biogen Idec Inc. *	1,464,905
22,240	Chiron Corp. *	970,109
7,550	Genentech Inc. *	635,785
6,515	Genzyme Corp. *	466,735
17,000	ImClone Systems Inc. *	534,650
45,630	Millennium Pharmaceuticals Inc. *	425,728

	Total Biotechnology	5,599,265

Health Care Equipment & Supplies - 0.4%
7,100	Smith & Nephew PLC, Sponsored ADR	301,466

Health Care Providers & Services - 2.7%
28,540	UnitedHealth Group Inc.	1,603,948
6,300	WellPoint Inc. *	477,666

	Total Health Care Providers & Services	2,081,614

Pharmaceuticals - 6.3%
18,290	Forest Laboratories Inc. *	712,761
9,330	GlaxoSmithKline PLC, Sponsored ADR	478,442
19,080	Johnson & Johnson	1,207,382
10,800	Novartis AG, Sponsored ADR	550,800
5,810	Novo-Nordisk A/S, Sponsored ADR	288,060
45,652	Pfizer Inc.	1,139,931
11,000	Sanofi-Aventis, ADR	457,050

	Total Pharmaceuticals	4,834,426

	TOTAL HEALTH CARE	12,816,771

INDUSTRIALS - 6.5%
Aerospace & Defense - 1.6%
5,270	Boeing Co.	358,096
7,270	L-3 Communications Holdings Inc.	574,839
7,250	Raytheon Co.	275,645

	Total Aerospace & Defense	1,208,580

Commercial Services & Supplies - 0.4%
6,400	Avery Dennison Corp.	335,296

Industrial Conglomerates - 3.9%
26,775	General Electric Co.	901,514
6,070	Hutchison Whampoa Ltd., ADR	314,730
6,350	Textron Inc.	455,422
14,300	Tomkins PLC, Sponsored ADR	294,294
37,285	Tyco International Ltd.	1,038,387

	Total Industrial Conglomerates	3,004,347

See Notes to Schedule of Investments.

GLOBAL ALL CAP GROWTH AND VALUE

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Machinery - 0.6%
16,540	Pall Corp.	$454,850

	TOTAL INDUSTRIALS	5,003,073

INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 2.4%
49,570	Cisco Systems Inc. *	888,790
10,300	Comverse Technology Inc. *	270,581
40,515	Nokia Oyj, Sponsored ADR	685,109

	Total Communications Equipment	1,844,480

Computers & Peripherals - 3.1%
20,580	Dell Inc. *	703,836
6,150	International Business Machines Corp.	493,353
8,300	Lexmark International Inc., Class A Shares *	506,715
42,370	Maxtor Corp. *	186,428
10,800	SanDisk Corp. *	521,100

	Total Computers & Peripherals	2,411,432

Electronic Equipment & Instruments - 0.6%
9,015	Mettler-Toledo International Inc. *	459,585

Internet Software & Services - 0.6%
13,000	Yahoo! Inc. *	439,920

Office Electronics - 0.6%
8,810	Canon Inc., Sponsored ADR	478,030

Semiconductors & Semiconductor Equipment - 4.1%
150	Cabot Microelectronics Corp. *	4,407
11,830	Cree Inc. *	295,987
39,870	Intel Corp.	982,795
50,440	Micron Technology Inc. *	670,852
34,470	Texas Instruments Inc.	1,168,533

	Total Semiconductors & Semiconductor Equipment	3,122,574

Software - 4.4%
12,260	Advent Software Inc. *	330,285
7,380	Autodesk Inc.	342,727
8,000	Electronic Arts Inc. *	455,120
59,370	Microsoft Corp.	1,527,590
10,470	SAP AG, Sponsored ADR	453,665
9,500	Trend Micro Inc., Sponsored ADR	304,380

	Total Software	3,413,767

	TOTAL INFORMATION TECHNOLOGY	12,169,788

MATERIALS - 2.4%
Chemicals - 1.4%
6,200	Air Products & Chemicals Inc.	341,868
4,250	BASF AG, Sponsored ADR	320,450
9,620	BOC Group PLC, Sponsored ADR	392,496

	Total Chemicals	1,054,814

Construction Materials - 0.6%
16,240	CRH PLC, Sponsored ADR	441,289

Metals & Mining - 0.4%
2,070	Rio Tinto PLC, Sponsored ADR	340,101

	TOTAL MATERIALS	1,836,204

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.7%
7,250	ALLTEL Corp.	472,047
7,251	AT&T Corp.	143,570
13,245	Nippon Telegraph & Telephone Corp., ADR	328,741

See Notes to Schedule of Investments.

GLOBAL ALL CAP GROWTH AND VALUE

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Diversified Telecommunication Services - 2.7% (continued)
17,560	SBC Communications Inc.	$420,913
17,984	Sprint Nextel Corp.	427,660
5,802	Telefonica SA, Sponsored ADR	286,155

	Total Diversified Telecommunication Services	2,079,086

Wireless Telecommunication Services - 1.0%
13,710	SK Telecom Co., Ltd., Sponsored ADR	299,426
16,675	Vodafone Group PLC, Sponsored ADR	433,050

	Total Wireless Telecommunication Services	732,476

	TOTAL TELECOMMUNICATION SERVICES	2,811,562

UTILITIES - 1.1%
Electric Utilities - 0.4%
12,990	Endesa, SA, Sponsored ADR	347,742

Gas Utilities - 0.2%
70,950	Hong Kong & China Gas, Sponsored ADR	144,029

Multi-Utilities - 0.5%
7,800	Sempra Energy	367,068

	TOTAL UTILITIES	858,839

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $64,684,276)	71,254,082

FACE AMOUNT
SHORT-TERM INVESTMENT - 7.1%
Repurchase Agreement - 7.1%
$5,439,000	State Street Bank & Trust Co. dated 9/30/05, 3.000% due 10/3/05; Proceeds at maturity - $5,440,360; (Fully collateralized by U.S. Treasury Note, 3.125% due 10/15/08; Market value - $5,557,519) (Cost - $5,439,000)	5,439,000

	TOTAL INVESTMENTS - 99.8% (Cost - $70,123,276#)	76,693,082
	Other Assets in Excess of Liabilities - 0.2%	128,015

	TOTAL NET ASSETS - 100.0%	$76,821,097

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR    — American Depositary Receipt

See Notes to Schedule of Investments.

BALANCED ALL CAP GROWTH AND VALUE

Schedule of Investments (unaudited)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 27.0%
U.S. Government Agencies - 11.9%
$11,660,000	Federal Home Loan Mortgage Corp. (FHLMC), 3.500% due 9/15/07	$11,485,485
	Federal National Mortgage Association (FNMA):
2,800,000	3.800% due 1/18/08	2,759,652
11,755,000	3.375% due 12/15/08	11,387,656

	Total U.S. Government Agencies	25,632,793

U.S. Government Obligations - 15.1%
	U.S. Treasury Notes:
5,800,000	4.625% due 5/15/06	5,821,982
9,400,000	3.125% due 4/15/09	9,073,575
2,900,000	3.375% due 9/15/09	2,814,134
4,200,000	5.000% due 2/15/11	4,356,026
5,790,000	4.250% due 8/15/14	5,755,625
	Inflation Indexed:
1,536,592	0.875% due 4/15/10	1,497,818
2,902,088	2.000% due 7/15/14	2,965,458

	Total U.S. Government Obligations	32,284,618

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $58,582,976)	57,917,411

SHARES
COMMON STOCKS - 66.8%
CONSUMER DISCRETIONARY - 11.8%
Hotels, Restaurants & Leisure - 0.8%
39,595	Expedia Inc. *	784,377
28,920	McDonald’s Corp.	968,531

	Total Hotels, Restaurants & Leisure	1,752,908

Internet & Catalog Retail - 1.0%
25,500	Amazon.com Inc. *	1,155,150
36,595	IAC/InterActiveCorp. *	927,683

	Total Internet & Catalog Retail	2,082,833

Leisure Equipment & Products - 0.8%
54,180	Hasbro Inc.	1,064,637
33,900	Mattel Inc.	565,452

	Total Leisure Equipment & Products	1,630,089

Media - 7.3%
40,765	Cablevision Systems Corp., New York Group, Class A Shares *	1,250,263
11,000	Clear Channel Communications Inc.	361,790
115,870	Comcast Corp., Special Class A Shares *	3,334,739
16,958	Discovery Holding Co., Class A Shares *	244,866
76,300	Interpublic Group of Cos. Inc. *	888,132
3,554	Liberty Global Inc., Class A Shares *	96,242
3,554	Liberty Global Inc., Series C Shares *	91,516
215,585	Liberty Media Corp., Class A Shares *	1,735,459
65,270	News Corp., Class B Shares	1,076,955
61,000	Pearson PLC, Sponsored ADR	715,530
166,695	Time Warner Inc.	3,018,846
114,480	Walt Disney Co.	2,762,402

	Total Media	15,576,740

Specialty Retail - 1.9%
23,500	Bed Bath & Beyond Inc. *	944,230
66,160	Charming Shoppes Inc. *	705,927

See Notes to Schedule of Investments.

BALANCED ALL CAP GROWTH AND VALUE

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Specialty Retail - 1.9% (continued)
66,505	Home Depot Inc.	$2,536,501

	Total Specialty Retail	4,186,658

	TOTAL CONSUMER DISCRETIONARY	25,229,228

CONSUMER STAPLES - 4.5%
Beverages - 1.2%
17,805	Coca-Cola Co.	768,998
6,000	Molson Coors Brewing Co., Class B Shares	384,060
24,035	PepsiCo Inc.	1,363,025

	Total Beverages	2,516,083

Food & Staples Retailing - 0.6%
34,070	Safeway Inc.	872,192
10,000	Wal-Mart Stores Inc.	438,200

	Total Food & Staples Retailing	1,310,392

Food Products - 1.7%
24,500	Kraft Foods Inc., Class A Shares	749,455
38,000	Unilever PLC, Sponsored ADR	1,604,360
18,390	Wm. Wrigley Jr. Co.	1,321,873

	Total Food Products	3,675,688

Personal Products - 1.0%
37,530	Gillette Co.	2,184,246

	TOTAL CONSUMER STAPLES	9,686,409

ENERGY - 5.5%
Energy Equipment & Services - 1.9%
15,000	Baker Hughes Inc.	895,200
17,760	GlobalSantaFe Corp.	810,211
18,375	Grant Prideco Inc. *	746,944
23,520	Weatherford International Ltd. *	1,614,883

	Total Energy Equipment & Services	4,067,238

Oil, Gas & Consumable Fuels - 3.6%
16,740	Anadarko Petroleum Corp.	1,602,855
16,450	BP PLC, Sponsored ADR	1,165,482
17,300	Chevron Corp.	1,119,829
29,355	Exxon Mobil Corp.	1,865,217
14,920	Murphy Oil Corp.	744,060
44,850	Williams Cos. Inc.	1,123,493

	Total Oil, Gas & Consumable Fuels	7,620,936

	TOTAL ENERGY	11,688,174

FINANCIALS - 9.1%
Capital Markets - 2.9%
5,000	Goldman Sachs Group Inc.	607,900
17,285	Lehman Brothers Holdings Inc.	2,013,357
44,960	Merrill Lynch & Co. Inc.	2,758,296
16,380	State Street Corp.	801,310

	Total Capital Markets	6,180,863

Consumer Finance - 1.2%
27,085	American Express Co.	1,555,762
41,990	MBNA Corp.	1,034,634

	Total Consumer Finance	2,590,396

Diversified Financial Services - 0.7%
43,054	JPMorgan Chase & Co.	1,460,822

Insurance - 3.1%
13,425	Ambac Financial Group Inc.	967,406
50,050	American International Group Inc.	3,101,098

See Notes to Schedule of Investments.

BALANCED ALL CAP GROWTH AND VALUE

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Insurance - 3.1% (continued)
355	Berkshire Hathaway Inc., Class B Shares *	$969,505
18,810	Chubb Corp.	1,684,435

	Total Insurance	6,722,444

Thrifts & Mortgage Finance - 1.2%
23,365	MGIC Investment Corp.	1,500,033
28,000	PMI Group Inc.	1,116,360

	Total Thrifts & Mortgage Finance	2,616,393

	TOTAL FINANCIALS	19,570,918

HEALTH CARE - 13.3%
Biotechnology - 6.3%
1,690	Alkermes Inc. *	28,392
35,500	Amgen Inc. *	2,828,285
75,455	Biogen Idec Inc. *	2,978,963
52,545	Chiron Corp. *	2,292,013
16,350	Genentech Inc. *	1,376,833
25,525	Genzyme Corp. *	1,828,611
33,500	ImClone Systems Inc. *	1,053,575
109,150	Millennium Pharmaceuticals Inc. *	1,018,370

	Total Biotechnology	13,405,042

Health Care Providers & Services - 1.1%
40,280	UnitedHealth Group Inc.	2,263,736

Pharmaceuticals - 5.9%
27,910	Abbott Laboratories	1,183,384
36,760	Forest Laboratories Inc. *	1,432,537
24,850	GlaxoSmithKline PLC, Sponsored ADR	1,274,308
51,375	Johnson & Johnson	3,251,010
15,000	Novartis AG, Sponsored ADR	765,000
133,673	Pfizer Inc.	3,337,815
32,695	Wyeth	1,512,798

	Total Pharmaceuticals	12,756,852

	TOTAL HEALTH CARE	28,425,630

INDUSTRIALS - 5.7%
Aerospace & Defense - 1.8%
35,500	Honeywell International Inc.	1,331,250
15,060	L-3 Communications Holdings Inc.	1,190,794
34,815	Raytheon Co.	1,323,666

	Total Aerospace & Defense	3,845,710

Airlines - 0.4%
54,800	Southwest Airlines Co.	813,780

Electrical Equipment - 0.7%
22,505	Emerson Electric Co.	1,615,859

Industrial Conglomerates - 1.8%
52,010	General Electric Co.	1,751,177
75,450	Tyco International Ltd.	2,101,282

	Total Industrial Conglomerates	3,852,459

Machinery - 1.0%
20,830	Caterpillar Inc.	1,223,763
34,090	Pall Corp.	937,475

	Total Machinery	2,161,238

	TOTAL INDUSTRIALS	12,289,046

INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 2.1%
129,010	Cisco Systems Inc. *	2,313,149

See Notes to Schedule of Investments.

BALANCED ALL CAP GROWTH AND VALUE

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Communications Equipment - 2.1% (continued)
125,000	Lucent Technologies Inc. *	$406,250
45,115	Motorola Inc.	996,590
46,740	Nokia Oyj, Sponsored ADR	790,374

	Total Communications Equipment	4,506,363

Computers & Peripherals - 2.1%
43,080	Dell Inc. *	1,473,336
15,450	Electronics for Imaging Inc. *	354,423
10,360	International Business Machines Corp.	831,079
101,085	Maxtor Corp. *	444,774
29,360	SanDisk Corp. *	1,416,620

	Total Computers & Peripherals	4,520,232

Electronic Equipment & Instruments - 0.6%
28,775	Agilent Technologies Inc. *	942,381
103,500	Solectron Corp. *	404,685

	Total Electronic Equipment & Instruments	1,347,066

Internet Software & Services - 0.5%
28,000	Yahoo! Inc. *	947,520

Semiconductors & Semiconductor Equipment - 4.6%
47,500	Applied Materials Inc.	805,600
505	Cabot Microelectronics Corp. *	14,837
23,215	Cree Inc. *	580,839
84,790	Intel Corp.	2,090,074
102,340	Micron Technology Inc. *	1,361,122
124,222	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,021,105
119,400	Texas Instruments Inc.	4,047,660

	Total Semiconductors & Semiconductor Equipment	9,921,237

Software - 3.1%
26,390	Advent Software Inc. *	710,947
17,740	Autodesk Inc.	823,846
15,500	Electronic Arts Inc. *	881,795
65,000	Micromuse Inc. *	512,200
145,240	Microsoft Corp.	3,737,025

	Total Software	6,665,813

	TOTAL INFORMATION TECHNOLOGY	27,908,231

MATERIALS - 2.5%
Chemicals - 1.3%
17,500	Dow Chemical Co.	729,225
27,500	E.I. du Pont de Nemours & Co.	1,077,175
34,080	Engelhard Corp.	951,173

	Total Chemicals	2,757,573

Containers & Packaging - 0.1%
17,860	Smurfit-Stone Container Corp. *	185,030

Metals & Mining - 0.5%
45,125	Alcoa Inc.	1,101,952

Paper & Forest Products - 0.6%
18,340	Weyerhaeuser Co.	1,260,875

	TOTAL MATERIALS	5,305,430

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.0%
45,230	SBC Communications Inc.	1,084,163
33,070	Verizon Communications Inc.	1,081,058

	Total Diversified Telecommunication Services	2,165,221

Wireless Telecommunication Services - 0.4%
32,070	Vodafone Group PLC, Sponsored ADR	832,858

See Notes to Schedule of Investments.

BALANCED ALL CAP GROWTH AND VALUE

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
	TOTAL TELECOMMUNICATION SERVICES	$2,998,079

	TOTAL COMMON STOCKS (Cost - $126,754,516)	143,101,145

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $185,337,492)	201,018,556

FACE AMOUNT
SHORT-TERM INVESTMENT - 5.8%
Repurchase Agreement - 5.8%
$12,377,000	State Street Bank & Trust Co. dated 9/30/05, 3.000% due 10/3/05; Proceeds at maturity - $12,380,094; (Fully collateralized by U.S. Treasury Note, 3.125% due 10/15/08; Market value - $12,628,931) (Cost - $12,377,000)	12,377,000

	TOTAL INVESTMENTS - 99.6% (Cost - $197,714,492#)	213,395,556
	Other Assets in Excess of Liabilities - 0.4%	869,736

	TOTAL NET ASSETS - 100.0%	$214,265,292

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR     — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Multiple Discipline Portfolio-All Cap Growth and Value (“All Cap Growth and Value “), Multiple Discipline Portfolio-Large Cap Growth and Value (“Large Cap Growth and Value”), Multiple Discipline Portfolio- Global All Cap Growth and Value (“Global All Cap Growth and Value”) and Multiple Discipline Portfolio-Balanced All Cap Growth and Value (“Balanced All Cap Growth and Value”) (“Funds”) are separate diversified investment funds of Smith Barney Multiple Discipline Trust (“Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Trust is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
All Cap Growth and Value	$35,605,765	$(7,213,970)	$28,391,795
Large Cap Growth and Value	3,151,493	(843,088)	2,308,405
Global All Cap Growth and Value	8,214,790	(1,644,984)	6,569,806
Balanced All Cap Growth and Value	19,635,140	(3,954,076)	15,681,064

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Multiple Discipline Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 29, 2005

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date:	November 29, 2005